COLT Depositor II, LLC ABS -15G

Exhibit 99.9

Client Name:	Hudson Advisors
Client Project Name:	Colt 2020-2
Start - End Dates:	0/2019 to 2/2020
Deal Loan Count:	209

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	2
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	4
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	2
Total				11

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